Financial instruments - Fair values and risk management - Currency risk (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 £ / €	Mar. 31, 2026 $ / €	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 £ / €	Mar. 31, 2025 $ / €	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 £ / €	Mar. 31, 2024 $ / €
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1	1	1				0.8732	1.1552			0.8371	1.0817			0.8548	1.0793
Promissory notes maturing October 2023
Disclosure of detailed information about financial instruments [line items]
Non-cash settlements of notes			€ 230,000,000	£ 250.0
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	€ 0	€ 0	0
Monetary liabilities | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure		198,800,000
Monetary liabilities | United States of America, Dollars | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure | $										$ 215.0
Pre-delivery payments due to aircraft manufacturer, Boeing | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure		198,800,000
Pre-delivery payments due to aircraft manufacturer, Boeing | United States of America, Dollars | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure | $										215.0
Cash and liquid resources | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	225,800,000	790,000,000	792,900,000
Cash and liquid resources | United States of America, Dollars | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	99,900,000	681,900,000	727,800,000			$ 115.4				$ 737.6				$ 785.5
Cash and liquid resources | United Kingdom, Pounds | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	€ 125,900,000	€ 108,100,000	€ 65,100,000		£ 109.9				£ 90.5				£ 55.6